FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Assets:
Interest rate swaps	6,280	4
Cross currency interest rate swaps	—	3,275
Non-designated derivative instruments - Assets:
Interest rate swaps	6,235	—
Cross currency interest rate swaps	—	132
	12,515	3,411

(in thousands of $)	June 30, 2013	December 31, 2012
Designated derivative instruments - Liabilities:
Interest rate swaps	56,774	84,044
Cross currency interest rate swaps	12,597	411
Non-designated derivative instruments - Liabilities:
Interest rate swaps	2,103	1,426
Cross currency interest rate swaps	77	—
	71,551	85,881

Schedule of interest rate swap transactions designated as hedges against specific loans
The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At June 30, 2013, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2013	Inception date	Maturity date	Fixed interest rate

$258,421 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$78,163(reducing to $69,713)	September 2012	September 2014	4.85%
$38,223 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$43,910 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$65,479 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$76,136 (equivalent to NOK450 million)	October 2010	April 2014	5.32%	*
$174,813 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$87,400 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$50,983 (reducing to $32,142)	February 2013	October 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%

* These swaps relate to the NOK500 million and NOK600 million senior unsecured bonds due 2014 and 2017 respectively, and the fixed interest rates paid are exchanged for the NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014 and the NOK600 million senior unsecured bonds due 2017.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK450 million	$76.1	million	October 2010	April 2014
NOK600 million	$105.4	million	October 2012	October 2017

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2013 and December 31, 2012 are as follows:

	June 30, 2013	June 30, 2013	December 31, 2012	December 31, 2012
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	66,690	66,690	55,661	55,661
Floating rate NOK bonds due 2014	71,841	72,007	78,505	78,891
Floating rate NOK bonds due 2017	98,750	98,261	107,910	106,902
8.5% Senior Notes due 2013	—	—	247,766	248,542
3.75% unsecured convertible bonds due 2016	125,000	123,110	125,000	118,513
3.25% unsecured convertible bonds due 2018	350,000	335,360	—	—
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515	12,515	3,411	3,411
Interest rate/ currency swap contracts - short-term and long-term payables	71,551	71,551	85,881	85,881

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2013, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	66,690	47,585		19,105
Interest rate/ currency swap contracts - long-term receivables	12,515		12,515
Total assets	79,205	47,585	12,515	19,105
Liabilities:
Floating rate NOK bonds due 2014	72,007	72,007
Floating rate NOK bonds due 2017	98,261	98,261
3.75% unsecured convertible bonds due 2016	123,110	123,110
3.25% unsecured convertible bonds due 2018	335,360	335,360
Interest rate swap contracts - short-term and long-term payables	71,551		71,551
Total liabilities	700,289	628,738	71,551	—